CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net income	$ 56,495	$ 158,423	$ 33,718
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	107,089	99,571	97,938
Amortization of deferred dry-docking costs	6,331	6,360	4,953
Amortization of loan fees	1,742	1,268	1,245
Stock compensation expense	510	0	142
Change in fair value of derivative instruments	(5,232)	(8,908)	4,984
Gain on sale of vessels	0	(2,078)	0
Gain on extinguishment of debt, net	0	(3,208)	0
Payments for dry-docking	(11,606)	(8,368)	(6,055)
(Increase)/Decrease in:
Receivables, net	(5,448)	(9,191)	(15,948)
Inventories	(4,346)	1,531	3,719
Prepaid insurance and other	(75)	638	(49)
Increase/(Decrease) in:
Payables	23,399	(8,184)	(16,061)
Accrued liabilities	5,344	4,175	2,502
Unearned revenue	(3,849)	2,380	(4,117)
Net Cash provided by Operating Activities	170,354	234,409	106,971
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(109,557)	(156,581)	(130,436)
Vessel acquisitions and/or improvements	(466,518)	(60,934)	(123,871)
Proceeds from sale of vessels	0	42,761	0
Net Cash used in Investing Activities	(576,075)	(174,754)	(254,307)
Cash Flows from Financing Activities:
Proceeds from long-term debt	777,536	227,437	158,533
Financing costs	(6,420)	(2,543)	(2,998)
Payments of long-term debt	(411,587)	(242,367)	(120,495)
(Increase)/Decrease in restricted cash	5,334	(2,996)	(2,807)
Proceeds from stock issuance program, net	0	0	176,400
Proceeds from preferred stock issuance, net	0	81,784	0
Repurchase of Common Shares	(20,683)	0	0
Cash dividends	(40,358)	(33,401)	(21,427)
Net Cash provided by Financing Activities	303,822	27,914	187,206
Net (decrease)/increase in cash and cash equivalents	(101,899)	87,569	39,870
Cash and cash equivalents at beginning of period	289,676	202,107	162,237
Cash and cash equivalents at end of period	187,777	289,676	202,107
Interest paid
Cash paid for interest, net of amounts capitalized	$ 35,339	$ 29,564	$ 34,390